Share Base Compensation Expense Allocation (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 160,281	$ 36,896	$ 758,767	$ 116,844	$ 127,488	$ 1,334,729
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	46,594	10,726	236,314	36,070	40,414	423,109
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 113,687	$ 26,170	$ 522,453	$ 80,774	$ 87,074	$ 911,620